13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            WestEnd Advisors, LLC
Address:         4064 Colony Road
                 Suite 130
                 Charlotte, NC 28211

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                         City     State        and     Date of Signing:
Robert L. Pharr                   Charlotte NC                      10/28/2009
----------------------          -----------------------          ---------------
Signature                         City     State                  Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                     FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total: $511,411,559.59

List of Other Included Managers:  NONE


                                                             13F Holdings Report
                                                         As of Date:  09/30/2009



                                                                                             INVESTMENT
                 ISSUER                   TITLE OF     CUSIP        MKT        SHARES/       DISCRETION   OTHER    VOTING AUTHORITY
                  NAME                     CLASS       NUMBER       VAL       PRINC AMT    SOLE(A) SHARED MNGRS   SOLE   SHARED NONE

ABB LTD Spon ADR                        Common Stock  000375204        1,062.12        53         53  ALL             53  0       0
AMB PROPERTY CORP COM                   Common Stock  00163T109        1,239.30        54         54  ALL             54  0       0
AT&T, Inc.                              Common Stock  00206R102   23,608,664.19   874,071    874,071  ALL        862,753  0  11,318
AVALONBAY CMNTYS INC COM                Common Stock                   2,909.20        40         40  ALL             40  0       0
Acadia Realty Trust                     Common Stock  004239109          738.43        49         49  ALL             49  0       0
Activision Blizzard Inc                 Common Stock  00507V109        2,168.25       175        175  ALL            175  0       0
Advanced Micro Devices Inc              Common Stock  007903107        1,081.06       191        191  ALL            191  0       0
Air Products & Chemicals                Common Stock  009158106        1,318.86        17         17  ALL             17  0       0
Alcon                                   Common Stock  H01301102        1,109.36         8          8  ALL              8  0       0
Alexandria Real Estate Equities         Common Stock  015271109        1,467.45        27         27  ALL             27  0       0
Amazon.Com, Inc.                        Common Stock  023135106        2,800.80        30         30  ALL             30  0       0
American Campus Communities             Common Stock  024835100        1,047.15        39         39  ALL             39  0       0
American Tower Corp.                    Common Stock  029912201   25,283,767.60   694,609    694,609  ALL        685,412  0   9,197
Amgen, Inc.                             Common Stock  031162100   24,526,438.99   407,213    407,213  ALL        401,858  0   5,355
Amylin Pharmaeceuticals Inc.            Common Stock  032346108       51,337.50     3,750      3,750  ALL          3,750  0       0
Apache Corp.                            Common Stock  037411105        1,101.96        12         12  ALL             12  0       0
Apple Computer, Inc.                    Common Stock  037833100        3,150.95        17         17  ALL             17  0       0
Autodesk, Inc.                          Common Stock  052769106   24,935,545.60 1,047,712  1,047,712  ALL      1,033,996  0  13,716
BOSTON PROPERTIES INC COM               Common Stock                   3,801.90        58         58  ALL             58  0       0
Bank of America Corp.                   Common Stock  060505104       82,281.96     4,863      4,863  ALL          4,863  0       0
Barrick Gold Corp                       Common Stock  067901108        1,516.00        40         40  ALL             40  0       0
Baxter International Inc.               Common Stock  071813109          798.14        14         14  ALL             14  0       0
Best Buy Co., Inc.                      Common Stock  086516101   23,531,543.72   627,173    627,173  ALL        619,002  0   8,171
Borg Warner Inc                         Common Stock  099724106        1,543.26        51         51  ALL             51  0       0
CAMDEN PROPERTY                         Common Stock  133131102        1,531.40        38         38  ALL             38  0       0
CUMMINS INC COM                         Common Stock  231021106        1,165.06        26         26  ALL             26  0       0
Celgene Corp.                           Common Stock  151020104   25,239,297.20   451,508    451,508  ALL        445,931  0   5,577
Charles Schwab                          Common Stock  808513105        1,512.85        79         79  ALL             79  0       0
Cisco Systems, Inc.                     Common Stock  17275R102   26,277,560.76 1,116,294  1,116,294  ALL      1,101,545  0  14,749
Citigroup, Inc.                         Common Stock  172967101       54,982.40    11,360     11,360  ALL         11,360  0       0
Coach, Inc.                             Common Stock  189754104   26,604,034.64   808,142    808,142  ALL        798,056  0  10,086
Consol Energy Inc.                      Common Stock  20854p109        1,308.19        29         29  ALL             29  0       0
Corning, Inc.                           Common Stock  219350105        1,791.27       117        117  ALL            117  0       0
Corp Office PPTY Tr                     Common Stock  22002T108        1,143.28        31         31  ALL             31  0       0
Costco Wholesale Corp.                  Common Stock  22160K105   25,687,573.70   455,615    455,615  ALL        449,617  0   5,998
D R HORTON INC COM                      Common Stock  23331A109        1,152.41       101        101  ALL            101  0       0
DENBURY RES INC COM NEW                 Common Stock  247916208        2,466.19       163        163  ALL            163  0       0
Digital Realty Trust                    Common Stock  253868103        2,514.05        55         55  ALL             55  0       0
Disney, Walt Co.                        Common Stock  254687106        1,373.00        50         50  ALL             50  0       0
Douglas Emmett Inc                      Common Stock  25960P109        1,510.44       123        123  ALL            123  0       0
ENTERTAINMENT PPTYS TR COM SH BEN INT   Common Stock  29380T105          580.38        17         17  ALL             17  0       0
EOG Resources, Inc.                     Common Stock  26875p101        2,004.24        24         24  ALL             24  0       0
EQUITY LIFESTYLE PPTYS COM              Common Stock  29472R108          855.80        20         20  ALL             20  0       0
EQUITY RESIDENTIAL SH BEN INT           Common Stock  29476L107        3,039.30        99         99  ALL             99  0       0
Essex Property Trust Inc                Common Stock  297178105        1,114.12        14         14  ALL             14  0       0
Estee Lauder Companies Inc.             Common Stock  518439104          778.68        21         21  ALL             21  0       0
Exelon Corp.                            Common Stock  30161n101        1,984.80        40         40  ALL             40  0       0
Federal Realty Inv Trust                Common Stock  313747206        1,350.14        22         22  ALL             22  0       0
Freeport- McMoran Copper & Gold Inc.    Common Stock  35671D857        2,744.40        40         40  ALL             40  0       0
Genzyme Corp.                           Common Stock  372917104   22,439,438.04   395,548    395,548  ALL        390,709  0   4,839
Gilead Sciences, Inc.                   Common Stock  375558103        1,255.50        27         27  ALL             27  0       0
Google, Inc. Cl A                       Common Stock  38259p508          991.70         2          2  ALL              2  0       0
HOST HOTELS&RESORTS COM                 Common Stock  44107p104        1,600.72       136        136  ALL            136  0       0
Health Care Ppty Inc                    Common Stock  40414L109        2,557.86        89         89  ALL             89  0       0
Health Care Reit Inc                    Common Stock  42217K106        2,081.00        50         50  ALL             50  0       0
ILLUMINA INC COM                        Common Stock  452327109        2,507.50        59         59  ALL             59  0       0
IShares Nasdaq Biotechnology            Common Stock  464287556      981,201.60    12,060     12,060  ALL         12,060  0       0
Illinois Tool Works                     Common Stock  452308109          982.33        23         23  ALL             23  0       0
Int'l Business Machines                 Common Stock  459200101   23,907,527.19   199,879    199,879  ALL        197,360  0   2,519
Intel Corp.                             Common Stock  458140100   25,178,400.74 1,286,582  1,286,582  ALL      1,270,101  0  16,481
International Asia ex-Japan ETF         Common Stock  464288182    4,262,133.06    80,387     80,387  ALL         76,761  0   3,626
Ishares Dow Jones US Technology Sector  Common Stock  464287721    2,385,889.99    45,927     45,927  ALL         45,927  0       0
Ishares Dow Jones US Telecom Sector     Common Stock  464287713      928,964.01    49,256     49,256  ALL         49,256  0       0
JPMorgan Chase & Co.                    Common Stock  46625h100       66,431.12     1,516      1,516  ALL          1,516  0       0
Juniper                                 Common Stock  48203R104        3,485.58       129        129  ALL            129  0       0
Kellogg Company                         Common Stock  487836108          935.37        19         19  ALL             19  0       0
LASALLE HOTEL PPTYS COM SH BEN INT      Common Stock  517942108        1,100.96        56         56  ALL             56  0       0
Lockheed Martin Corp                    Common Stock  539830109          936.96        12         12  ALL             12  0       0
Lowes Cos. Inc.                         Common Stock  548661107   23,342,587.75 1,114,737  1,114,737  ALL      1,100,716  0  14,021
MACERICH CO COM                         Common Stock  554382101          788.58        26         26  ALL             26  0       0
MedcoHealth Solutions Inc.              Common Stock  58405u102        1,216.82        22         22  ALL             22  0       0
NATIONWIDE HEALTH PPTY COM              Common Stock  638620104        1,022.67        33         33  ALL             33  0       0
Nasdaq Stock Market (The)               Common Stock  631103108        1,220.90        58         58  ALL             58  0       0
National Retail Pptys Inc.              Common Stock  637417106          407.93        19         19  ALL             19  0       0
National-Oilwell Varco Inc              Common Stock  637071101        1,337.03        31         31  ALL             31  0       0
Network Appliance Corp                  Common Stock  64120l104        2,614.64        98         98  ALL             98  0       0
Nike, Inc. Class B                      Common Stock  654106103   25,668,301.60   396,728    396,728  ALL        391,916  0   4,812
Occidental Petroleum Corp               Common Stock  674599105        2,587.20        33         33  ALL             33  0       0
Oracle Corp.                            Common Stock  68389X105   22,513,228.39 1,080,289  1,080,289  ALL      1,066,595  0  13,694
PS BUSINESS PKS INC CA COM              Common Stock  69360J107          513.20        10         10  ALL             10  0       0
PUBLIC STORAGE COM                      Common Stock  74460D109        3,762.00        50         50  ALL             50  0       0
Paccar Inc                              Common Stock  693718108        1,583.82        42         42  ALL             42  0       0
Polo Ralph Lauren                       Common Stock  731572103        2,451.84        32         32  ALL             32  0       0
Praxair Inc                             Common Stock  74005p104          980.28        12         12  ALL             12  0       0
Prologis Sh Ben.                        Common Stock  743410102        1,525.76       128        128  ALL            128  0       0
Qualcomm, Inc.                          Common Stock  747525103   22,178,513.50   493,075    493,075  ALL        487,112  0   5,963
RED HAT INC COM                         Common Stock  756577102        3,289.16       119        119  ALL            119  0       0
Regency Centers Corp                    Common Stock  758849104        1,741.35        47         47  ALL             47  0       0
Research In Motion Ltd.                 Common Stock  760975102   20,098,486.29   297,183    297,183  ALL        293,417  0   3,766
SPDR SERIES TRUST LEHMAN YLD ETF        Common Stock  78464A417      324,439.52     8,429      8,429  ALL          8,429  0       0
SPDR Tr Unit Ser 1                      Common Stock  78462F103      366,186.12     3,468      3,468  ALL          3,468  0       0
Salesforce.com, Inc.                    Common Stock  79466l302        2,106.41        37         37  ALL             37  0       0
Schlumberger Limited                    Common Stock  806857108        1,311.20        22         22  ALL             22  0       0
Shaw Group Inc                          Common Stock  820280105        2,310.48        72         72  ALL             72  0       0
Simon Ppty Grp Inc                      Common Stock  828806109        5,693.26        82         82  ALL             82  0       0
TAUBMAN CTRS INC COM                    Common Stock  876664103        1,298.88        36         36  ALL             36  0       0
TD Ameritrade Holding Corp              Common Stock  87236Y108        2,257.45       115        115  ALL            115  0       0
Taiwan Semiconductor MFG                Common Stock  874039100        1,391.92       127        127  ALL            127  0       0
Target Corp.                            Common Stock  87612E106   24,913,345.20   533,705    533,705  ALL        526,702  0   7,003
Thermo Electron Corp                    Common Stock  883556102        1,790.47        41         41  ALL             41  0       0
Toyota Motor Corp New                   Common Stock  892331307        1,414.26        18         18  ALL             18  0       0
UltraShort Lehman 20+ Trsy ProShares    Common Stock  74347R297       60,337.71     1,371      1,371  ALL          1,371  0       0
Union Pacific Corp                      Common Stock  907818108        1,517.10        26         26  ALL             26  0       0
VANGUARD INDEX FDS EXTEND MKT ETF       Common Stock  922908652    4,220,962.17   101,808    101,808  ALL         97,207  0   4,601
VANGUARD INTL EQTY IDX ALLWRLD EX US    Common Stock  922042775    8,627,478.91   199,710    199,710  ALL        190,859  0   8,851
VISA INC COM CL A                       Common Stock  92826C839          691.10        10         10  ALL             10  0       0
VORNADO RLTY TR SH BEN INT              Common Stock  929042109        3,735.78        58         58  ALL             58  0       0
Vanguard Consumer Discretionary ETF     Common Stock  92204A108    1,759,513.27    40,254     40,254  ALL         40,254  0       0
Vanguard Consumer Staples ETF           Common Stock  92204A207      631,423.90     9,826      9,826  ALL          9,826  0       0
Ventas, Inc.                            Common Stock  92276F100        2,194.50        57         57  ALL             57  0       0
Verizon Comm., Inc.                     Common Stock  92343v104   21,998,843.58   726,754    726,754  ALL        717,624  0   9,130
Wal-Mart Stores Inc                     Common Stock  931142103        1,963.60        40         40  ALL             40  0       0
Walgreen Co.                            Common Stock  931422109   26,501,444.37   707,271    707,271  ALL        698,480  0   8,791
Wash Real Estate Invt TR                Common Stock  939653101          691.20        24         24  ALL             24  0       0
Wells Fargo & Co New                    Common Stock  949746101       59,065.28     2,096      2,096  ALL          2,096  0       0
iShares Investment Grade Corp Bond Fund Common Stock  464287242    1,687,924.03    15,822     15,822  ALL         15,822  0       0
streetTRACKS Total Market ETF           Common Stock  78464A805      289,843.53     3,730      3,730  ALL          3,730  0       0

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